HELD-TO-MATURITY SECURTIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURTIES
13.	HELD-TO-MATURITY SECURTIES

The Company invests RMB100,000,000 (US$15,888,400) to Resources SZITIC Trust Co., Ltd. (“CR Trust”) with an expected fixed yield of 3% and a variable yield (net) ranging from 14% to 19.5% per year for a period of five years during the second quarter of 2011. The term of CR Trust is five years with an option for the holders to redeem after the end of three years from the date of establishment, except that holders cannot exercise their redemption option when the trust has previously distributed principal amounts of more than 60% of the total initial trust fund at establishment. The investment is guaranteed by China Yin Tai Holding Co., Ltd.. Management has accounted for this investment as a held-to-maturity security in accordance with ASC 320-10 at amortized cost. There was no impairment indicators present associated with these investment contracts at December 31, 2011.

The Company recorded interest income related to this investment amounting to RMB1,972,603 (US$313,415) for the year ended December 31, 2011 in the consolidated statements of operations and comprehensive income.